Business Segment and Geographical Information - Schedule of Distribution of Income from Operations by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Income from operations	$ 209,484	$ 177,789	$ 426,273	$ 348,128
Ireland
Segment Reporting Information [Line Items]
Income from operations	125,896	55,544	177,223	65,418
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	22,489	59,173	82,255	118,682
U.S.
Segment Reporting Information [Line Items]
Income from operations	55,744	53,321	143,833	113,789
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 5,355	$ 9,751	$ 22,962	$ 50,239